Shareholder Fees - FidelityDividendGrowthFund-RetailPRO	Sep. 29, 2023 USD ($)
FidelityDividendGrowthFund-RetailPRO | Fidelity Dividend Growth Fund
Shareholder Fees:
(fees paid directly from your investment)	none